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                                                                     Rule 497(e)
                                                                       333-62662


                   AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                         The American Separate Account 5

                        SUPPLEMENT DATED October 3, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2003


          Effective October 3, 2003, the subaccount investing in the Delaware VIP Social Awareness Series -Service Class ("Portfolio"), an investment option under your American Life Insurance Company of New York variable annuity contract, was closed to new monies. American Life Insurance Company of New York has been informed that the Board of Trustees of the Delaware VIP Trust intends to liquidate the Portfolio in November 2003.

Please use this supplement with the May 1, 2003 Prospectus. Read this supplement and your prospectus carefully and keep both documents together for future reference.